Investments in affiliates	12 Months Ended
Mar. 31, 2014
Investments in affiliates

5. Investments in affiliates:

Sumitomo Mitsui Card Co., Ltd.—

Sumitomo Mitsui Card Co., Ltd. (“Sumitomo Mitsui Card”) is a credit card operator in Japan and a privately held company.

As of March 31, 2013 and 2014, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card. DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote credit transaction services which use mobile phones compatible with the “Osaifu-Keitai” (wallet-phone) service.

Philippine Long Distance Telephone Company—

Philippine Long Distance Telephone Company (“PLDT”) is a telecommunication operator in the Philippines and a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

DOCOMO held approximately 15% of PLDT’s outstanding common shares and approximately 9% of voting interest in PLDT as of March 31, 2013 and 2014. The ratio of outstanding common shares and voting interest in PLDT held by DOCOMO as of March 31, 2013 and 2014 are different because PLDT issued voting preferred stock in October, 2012 as below.

On March 14, 2006, DOCOMO acquired approximately 7% of PLDT’s outstanding common shares from NTT Communications Corporation (“NTT Com”), a subsidiary of NTT. From March 2007 to February 2008, DOCOMO acquired approximately an additional 7% of PLDT’s outstanding common shares in the market. As a result, DOCOMO and NTT Com held approximately 15% and 6%, respectively, of PLDT’s outstanding common shares. Together with the PLDT common shares continued to be held by NTT Com, on a consolidated basis NTT held approximately 20% of the total outstanding common shares of PLDT.

As a result of the foregoing, in the fiscal year ended March 31, 2008, DOCOMO determined to apply the equity method of accounting for the investment in PLDT retrospectively from the date of the initial acquisition of PLDT shares, as DOCOMO obtained the ability to exercise significant influence over PLDT with facts that DOCOMO had the board representation and the right to exercise the voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com in accordance with an agreement between PLDT and its major shareholders, including NTT Com and DOCOMO.

In October 2012, PLDT issued voting preferred stocks in order to dilute the foreign ownership interest in PLDT to less than the 40%, as a decision of the Supreme Court of the Philippines increased the foreign ownership percentage of PLDT in excess of 40% limit, which conflicts with a restriction on a foreign ownership in Philippines. As a result, DOCOMO’s voting interest in PLDT decreased to approximately 9% from 15%.

At that time, the guidelines of foreign ownership requirements were not clearly finalized yet, and therefore there was uncertainty about the foreign ownership requirements. As a consequence, DOCOMO determined it no longer had the ability to exercise significant influence over PLDT during the three-month period ended December 31, 2012 and discontinued the application of the equity method of accounting for the investment in PLDT.

In May 2013, the Securities and Exchange Commission in the Philippines announced a memorandum to clarify the guideline of foreign ownership requirements. DOCOMO has determined it has the ability to exercise significant influence over PLDT, and therefore, DOCOMO has reinstated the equity method of accounting retrospectively for its investment in PLDT.

Consequently, the consolidated financial statements for the fiscal year ended March 31, 2013 have been revised for this reinstatement. The effects on the consolidated financial statements for the fiscal year ended March 31, 2013 due to the revisions are as follows.

Effects on consolidated balance sheet

	Millions of yen
Line items	As previously reported	Adjustments	As revised
Investments in affiliates	¥352,025	¥122,477	¥474,502
Marketable securities and other investments	371,569	(215,646)	155,923
Deferred tax assets	239,015	34,069	273,084
Total non-current investments and other assets	2,432,039	(59,100)	2,372,939
Retained earnings	4,117,073	(4,607)	4,112,466
Accumulated other comprehensive income (loss)	5,381	(54,493)	(49,112)
Total NTT DOCOMO, INC. shareholders’ equity	5,427,575	(59,100)	5,368,475

Effects on consolidated statement of income

	Millions of yen
Line items	As previously reported	Adjustments	As revised
Total other income (expense)	¥4,478	¥(8,316)	¥(3,838)
Income before income taxes and equity in net income (losses) of affiliates	841,658	(8,316)	833,342
Income taxes	325,628	(2,569)	323,059
Equity in net income (losses) of affiliates	(30,710)	1,140	(29,570)
Net income	485,320	(4,607)	480,713
Net income attributable to NTT DOCOMO, INC.	495,633	(4,607)	491,026

Effects on consolidated statement of comprehensive income

	Millions of yen
Line items	As previously reported	Adjustments	As revised
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	¥75,614	¥(48,825)	¥26,789
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	45	(14)	31
Foreign currency translation adjustment, net of applicable taxes	39,124	(4,928)	34,196
Pension liability adjustment, net of applicable taxes	(4,742)	(726)	(5,468)
Total other comprehensive income (loss)	110,041	(54,493)	55,548
Comprehensive income	595,361	(59,100)	536,261
Comprehensive income attributable to NTT DOCOMO, INC.	605,543	(59,100)	546,443

Effect on per share data

	Yen
Line items	As previously reported	Adjustments	As revised
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥119.52	¥(1.11)	¥118.41

DOCOMO’s carrying amount of its investment in PLDT was ¥122,478 million and ¥130,815 million as of March 31, 2013 and 2014, respectively. The aggregate market price of the PLDT shares owned by DOCOMO was ¥215,646 million and ¥197,354 million as of March 31, 2013 and 2014, respectively.

Tata Teleservices Limited—

Tata Teleservices Limited (“TTSL”) is a telecommunication operator in India and a privately held company.

As of March 31, 2013 and 2014, DOCOMO held approximately 26.5% of the outstanding common shares of TTSL.

On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, DOCOMO acquired approximately 26% of the outstanding common shares of TTSL pursuant to the capital alliance and accounted for the investment by applying the equity method.

DOCOMO made additional investments in response to a rights offering that TTSL commenced in March and May, 2011. TTSL has used the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, DOCOMO’s equity interest in TTSL slightly increased to approximately 26.5%.

DOCOMO determined that the decline in value below carrying amount was other-than-temporary and recognized impairment charges of ¥6,813 million and ¥51,244 million related to its investment in TTSL for the fiscal years ended March 31, 2013 and 2014, respectively.

On April 25, 2014, DOCOMO’s board of directors resolved to exercise an option for the sale of DOCOMO’s entire stake (1,248,974,378 shares, or approximately 26.5% of outstanding shares) in TTSL, DOCOMO’s affiliate accounted for by the equity method, as soon as the conditions for such exercise are met.

Under the shareholders agreement (the “Agreement”), concluded by TTSL, Tata Sons Limited and DOCOMO, when DOCOMO entered into a business alliance with TTSL in March 2009, DOCOMO shall have a right to require that DOCOMO’s TTSL shares be acquired for 50% of the acquisition price, which amounts to 72.5 billion Indian rupees (or ¥126.2 billion*) or a fair value, whichever is higher, in the event that TTSL fails to achieve certain specified performance targets by March 31, 2014.

The above-mentioned right became exercisable on May 30, 2014, and DOCOMO plans to exercise the above-mentioned right and expects to sell DOCOMO’s TTSL shares in accordance with the Agreement. It is uncertain how the option will be performed, however, and DOCOMO is not able to predict how events will unfold. An estimate of this financial effect cannot be made due to these uncertainties. DOCOMO may recognize a gain or loss upon disposition of TTSL shares or if the transaction as described above is not carried out.

* 1 rupee = ¥1.74 as of May 31, 2014

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary.

DOCOMO determined that there were other-than-temporary declines in values, of certain investments and recognized impairment charges for the fiscal years ended March 31, 2012, 2013 and 2014. For the fiscal year ended March 31, 2012, the impact of impairment charges on DOCOMO’s results of operations or financial position was inconsequential. For the fiscal years ended March 31, 2013 and 2014, DOCOMO recognized impairment charges on certain investments including TTSL aggregating ¥25,913 million and ¥51,279 million, respectively. The impairment charges are included in “Equity in net income (losses) of affiliates” in the consolidated statements of income.

DOCOMO reviewed the business outlook of TTSL in order to determine if the value of the investment in TTSL has suffered a decline that was other than temporary because of the recent economic and financial environment surrounding its industry. During the fiscal year ended March 31, 2013, DOCOMO’s estimated future cash flows of TTSL were adjusted downward as a result of the intensifying tariff competition among mobile network operators in India and DOCOMO’s views of its long term outlook at that time and DOCOMO concluded that the recoverable amount was significantly below carrying value and that this impairment was other than temporary. Consequently, DOCOMO recognized an impairment charge of ¥6,813 million. During the fiscal year ended March 31, 2014, DOCOMO’s estimate of future cash flows of TTSL were further revised downward as a result of the growing business risk of mobile network operators in India, including an increase in the cost of maintaining or acquiring frequency spectrum due to a steep rise of the auction price of frequency spectrum in India. Reflecting growing business risk and recent operating results of TTSL, the weighted average cost of capital increased to 12.6%, which was applied to these revised estimated cash flows and DOCOMO concluded that the further decline in value was other than temporary. Consequently, DOCOMO recognized an additional impairment charge of ¥51,244 million. As previously described, DOCOMO plans to dispose of DOCOMO’s entire investment in TTSL. DOCOMO may recognize a gain or loss upon disposition of DOCOMO’s TTSL shares or if the transaction as previously described above is not carried out.

DOCOMO believes that the estimated fair values of each of its investments in affiliates as of March 31, 2014 are equal to or exceed the related carrying values on an individual basis.

Others—

All of the significant affiliates, except for PLDT, are privately held companies as of March 31, 2014.

DOCOMO’s shares of undistributed earnings of its affiliates included in its consolidated retained earnings were ¥22,208 million, ¥30,311 million and ¥36,111 million, as of March 31, 2012, 2013 and 2014, respectively. DOCOMO does not have significant business transactions with its affiliates.

The total carrying value of DOCOMO’s “Investments in affiliates” in the consolidated balance sheets as of March 31, 2013 and 2014 was greater by ¥314,038 million and ¥264,751 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

The following represents summarized financial information for DOCOMO’s affiliates.

	Millions of yen
	2012
	TTSL	Others
Operating information
Operating revenues	¥198,554	¥754,101
Operating income (loss)	(47,794)	138,245
Income (loss) from continuing operations	(95,813)	90,448
Net income (loss)	(95,813)	90,448
Net income (loss) attributable to shareholders’ of the affiliates	(89,460)	92,939

	Millions of yen
	2013
	TTSL	Others
Balance sheet information
Current assets	¥81,659	¥1,204,470
Non-current assets	453,207	1,249,170
Current liabilities	198,503	968,680
Long-term liabilities	388,539	651,356
Equity	(52,176)	833,604

Redeemable preferred stock	1,325	—
Noncontrolling interests	20,057	1,501

	Millions of yen
	2013
	TTSL	Others
Operating information
Operating revenues	¥210,092	¥820,708
Operating income (loss)	(33,477)	156,955
Income (loss) from continuing operations	(72,301)	136,382
Net income (loss)	(72,301)	136,382
Net income (loss) attributable to shareholders’ of the affiliates	(70,858)	119,567

	Millions of yen
	2014
	TTSL	Others
Balance sheet information
Current assets	¥55,080	¥1,372,867
Non-current assets	457,960	1,444,558
Current liabilities	201,407	1,148,036
Long-term liabilities	454,612	717,908
Equity	(142,979)	951,481

Redeemable preferred stock	1,433	—
Redeemable common stock	—	555
Noncontrolling interests	21,277	1,639

	Millions of yen
	2014
	TTSL	Others
Operating information
Operating revenues	¥227,582	¥911,020
Operating income (loss)	(28,683)	171,193
Income (loss) from continuing operations	(85,026)	122,511
Net income (loss)	(85,026)	122,511
Net income (loss) attributable to shareholders’ of the affiliates	(84,613)	122,324